LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 39,315,551	$ 29,987,945
Shareholders' equity	2,626,981	3,131,463	$ (8,971,492)	$ (1,147,016)
Working capital	2,000,000.0
Debt current	2,800,000
Cash and cash equivalents	$ 1,560,105	$ 1,013,000	$ 3,152,993